Advance to Suppliers, Net - Schedule of Movement of Allowances for Credit Losses of Advance to Suppliers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowances for Credit Losses of Advance to Suppliers [Abstract]
Balance at the beginning of the period	$ 42,523
Addition during the period	1,546	42,478
Reversal during the period	(897)
Effect of exchange rate differences	(121)	45
Balance at the end of the period	$ 43,051	$ 42,523